SALE OF CLIFFWOOD BEACH PROPERTY	6 Months Ended
Jun. 30, 2013
SALE OF CLIFFWOOD BEACH PROPERTY [Abstract]
SALE OF CLIFFWOOD BEACH PROPERTY

NOTE 4- SALE OF CLIFFWOOD BEACH PROPERTY

In the second quarter of 2013 the Company entered into a sale contract for its former headquarters, in Cliffwood Beach. The Company has a book value of $655,081 and the contract price is $650,000.